Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
	Shares					Fair Value

		EXCHANGE TRADED FUNDS - 64.8%
		EQUITY FUNDS - 64.8%
	85,022	Fidelity Momentum Factor ETF (a)				$3,758,823
	23,383	iShares MSCI USA Momentum Factor ETF				3,771,444
	7,971	iShares MSCI USA Quality Factor ETF				926,310
	97,159	JPMorgan US Momentum Factor				3,777,542
	34,303	SPDR S&P 500 ETF Trust				12,825,206
	15,593	Vanguard US Momentum Factor ETF				1,756,551
		TOTAL EXCHANGE TRADED FUNDS (Cost $24,558,025)				26,815,876

		COMMON STOCKS - 28.9%
		AEROSPACE & DEFENSE - 0.3%
	1,037	HEICO Corp.				137,299

		APPAREL & TEXTILE PRODUCTS - 0.3%
	961	NIKE, Inc.				135,953

		BEVERAGES - 1.2%
	1,587	Brown-Forman Corporation - Cl. B				126,055
	2,398	Coca-Cola Co.				131,506
	1,426	Monster Beverage Corporation *				131,876
	826	PepsiCo, Inc.				122,496
						511,933
		BIOTECHNOLOGY & PHARMACEUTICALS - 2.1%
	680	Alexion Pharmaceuticals, Inc. *				106,243
	222	Amgen, Inc.				51,042
	1,281	Bristol-Myers Squibb Co.				79,460
	271	Eli Lily and Co.				45,756
	1,258	Incyte Corp. *				109,421
	802	Johnson & Johnson				126,219
	1,455	Merck & Company, Inc.				119,019
	574	Neurocrine Biosciences, Inc. *				55,018
	180	Vertex Pharmaceuticals, Inc. *				42,541
	721	Zoetis, Inc.				119,326
						854,045
		CABLE & SATELLITE - 0.5%
	32	Cable One, Inc.				71,287
	822	Liberty Broadband Corporation - Cl. A *				129,531
						200,818
		CHEMICALS - 0.7%
	401	Air Products and Chemicals, Inc.				109,561
	391	Linde plc				103,032
	81	Sherwin-Williams Co.				59,528
						272,121
		COMMERCIAL SUPPORT SERVICES - 1.3%
	289	Cintas Corp.				102,150
	1,263	Republic Services, Inc.				121,627
	1,642	Rollins, Inc.				64,153
	1,154	Waste Connections, Inc.				118,366
	1,019	Waste Management, Inc.				120,171
						526,467
		DIVERSIFIED INDUSTRIALS - 0.4%
	235	3M Co.				41,076
	596	Illinois Tool Works, Inc.				121,512
						162,588
		E-COMMERCE DISCRETIONARY - 0.1%
	674	eBay, Inc.				33,869

		ELECTRICAL EQUIPMENT - 1.1%
	728	AMETEK, Inc.				88,044
	980	Amphenol Corp.				128,155
	918	Keysight Technologies, Inc. *				121,259
	275	Roper Technologies, Inc.				118,550
						456,008

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
	Shares					Fair Value
		COMMON STOCKS - 28.9% (Continued)
		ENTERTAINMENT CONTENT- 0.5%
	593	Electronic Arts, Inc.				$85,155
	700	Take-Two Interactive Software, Inc. *				145,453
						230,608
		FOOD - 1.0%
	892	General Mills, Inc.				52,450
	809	Hersey Co.				123,235
	2,342	Hormel Foods Corporation				109,161
	618	McCormick & Co., Inc.				59,081
	1,347	Mondelez International, Inc.				78,759
						422,686
		HOUSEHOLD PRODUCTS - 1.6%
	1,317	Church & Dwight Co., Inc.				114,882
	176	Clorox Co.				35,538
	1,493	Colgate-Palmolive Co.				127,666
	528	Estee Lauder Co., Inc.				140,548
	795	Kimberly-Clark Corp.				107,190
	894	Procter & Gamble Co.				124,391
						650,215
		INDUSTRIAL SUPPORT SERVICES - 0.3%
	1,237	Fastenal Company				60,403
	205	WW Grainger, Inc.				83,710
						144,113
		INTERNET MEDIA & SERVICES - 1.2%
	73	Alphabet, Inc. - Cl. A *				127,943
	360	Facebook, Inc. *				98,338
	2,056	Pintrest, Inc. *				135,490
	566	VeriSign, Inc. *				122,482
						484,253
		LEISURE FACILITIES & SERVICES - 0.5%
	31	Chipotle Mexican Grill, Inc. *				42,988
	271	McDonald's Corp.				58,151
	2,166	Yum China Holdings, Inc.				123,657
						224,796
		MACHINERY - 0.4%
	642	IDEX Corporation				127,886
	185	Nordson Corp.				37,176
						165,062
		MEDICAL EQUIPMENT & DEVICES - 5.3%
	1,090	Abbott Laboratories				119,344
	148	ABIOMED, Inc. *				47,982
	1,143	Agilent Technologies, Inc.				135,434
	1,438	Baxter International, Inc.				115,385
	129	Bio-Techne Corp.				40,964
	360	Cooper Co., Inc.				130,795
	371	Danaher Corp.				82,414
	1,476	Edwards Lifesciences Corp. *				134,655
	240	IDEXX Laboratories, Inc. *				119,969
	343	Illumina, Inc. *				126,910
	254	Insulet Corp. *				64,930
	164	Intuitive Surgical, Inc. *				134,168
	169	Masimo Corp. *				45,356
	758	Medtronic plc				88,792
	115	Mettler-Toledo International, Inc. *				131,063
	783	PerkinElmer, Inc.				112,361
	398	ResMed, Inc.				84,599
	687	STERIS plc				130,214
	318	Teleflex, Inc.				130,879
	175	Thermo Fisher Scientific, Inc.				81,511
	558	Waters Corp. *				138,060
						2,195,785

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
	Shares					Fair Value
		COMMON STOCKS - 28.9% (Continued)
		RETAIL - CONSUMER STAPLES - 0.8%
	325	Costco Wholesale Corp.				$122,454
	372	Dollar General Corp.				78,232
	801	Walmart, Inc.				115,464
						316,150
		RETAIL - DISCRETIONARY - 0.6%
	422	Home Depot, Inc.				112,092
	222	Tiffany & Co.				61,256
	396	Tractor Supply Co.				55,670
						229,018
		SEMICONDUCTORS - 1.0%
	1,624	Maxim Integrated Products, Inc.				143,968
	801	Texas Instruments, Inc.				131,468
	1,033	Xilinx, Inc.				146,448
						421,884
		SOFTWARE - 2.4%
	1,082	Akamai Technologies, Inc. *				113,599
	141	Autodesk, Inc. *				43,053
	1,296	Black Knight, Inc. *				114,502
	331	Cadence Design Systems, Inc. *				45,158
	1,621	Cerner Corp.				127,216
	269	Crowdstrike Holdings, Inc. *				56,980
	347	Intuit, Inc.				131,808
	189	Microsoft Corp.				42,037
	148	Palo Alto Networks, Inc. *				52,598
	245	salesforce.com, Inc. *				54,520
	205	Tyler Technologies, Inc. *				89,487
	458	Workday, Inc. *				109,741
						980,699
		TECHNOLOGY HARDWARE - 0.7%
	490	Arista Networks, Inc. *				142,379
	1,104	Garmin Ltd.				132,105
						274,484
		TECHNOLOGY SERVICES - 3.1%
	487	Accenture plc				127,209
	434	Booz Allen Hamilton Holding Corp.				37,836
	855	Broadridge Financial Solutions, Inc.				130,986
	110	CoStar Group, Inc. *				101,671
	322	Equifax, Inc.				62,094
	284	FactSet Research System, Inc.				94,430
	1,368	HIS Markit Ltd.				122,887
	586	Jack Henry & Associates, Inc.				94,926
	354	Mastercard, Inc.				126,357
	208	Moody's Corp.				60,370
	273	S&P Global, Inc.				89,743
	611	Verisk Analytics, Inc.				126,837
	567	Visa, Inc.				124,020
						1,299,366
		TELECOMMUNICATIONS - 0.3%
	1,986	Verizon Communications, Inc.				116,677

		TRANSPORTATION & LOGISTICS - 0.9%
	1,268	CH Robinson Worldwide, Inc.				119,027
	1,347	Expeditors International of Washington, Inc.				128,113
	897	JB Hunt Transport Services, Inc.				122,575
						369,715
		WHOLESALE - DISCRETIONARY - 0.3%
	1,076	Copart, Inc. *				136,921

		TOTAL COMMON STOCKS (Cost $11,242,104)				11,953,533

		PARTNERSHIP SHARES - 0.2%
		ASSET MANAGEMENT -0.2%
	1,953	Icahn Enterprises LP				98,958

		TOTAL PARTNERSHIP SHARES (Cost $97,885)				98,958

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

	Contracts [b]		Counterparty	Expiration Date - Exercise Price	Notional Value	Fair Value
		CALL OPTIONS PURCHASED - 2.2% *,(c)
	11	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $4,100	$47,905	$47,905
	23	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $4,150	76,935	76,935
	39	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $4,200	100,230	100,230
	16	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $4,100	123,680	123,680
	44	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $4,150	276,980	276,980
	9	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $4,175	51,030	51,030
	9	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $4,200	45,990	45,990
	8	S&P 500 INDEX SPX US	Goldman Sachs	12/17/2021 - $4,200	61,760	61,760
	16	S&P 500 INDEX SPX US	Goldman Sachs	12/17/2021 - $4,250	103,600	103,600
		TOTAL CALL OPTIONS PURCHASED (Cost $713,742)				888,110

		PUT OPTIONS PURCHASED - 0.9% *,(c)
	20	S&P 500 INDEX SPX US	Goldman Sachs	03/19/2021 - $2,995	36,900	36,900
	13	S&P 500 INDEX SPX US	Goldman Sachs	03/19/2021 - $3,175	38,350	38,350
	8	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $2,800	30,520	30,520
	5	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $2,875	21,950	21,950
	3	S&P 500 INDEX SPX US	Goldman Sachs	06/18/2021 - $2,950	15,180	15,180
	3	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $2,775	18,510	18,510
	5	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $2,850	35,025	35,025
	7	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $2,925	55,545	55,545
	4	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $3,000	35,900	35,900
	2	S&P 500 INDEX SPX US	Goldman Sachs	09/17/2021 - $3,100	21,050	21,050
	2	S&P 500 INDEX SPX US	Goldman Sachs	12/17/2021 - $2,925	21,670	21,670
	4	S&P 500 INDEX SPX US	Goldman Sachs	12/17/2021 - $3,025	50,120	50,120
		TOTAL PUT OPTIONS PURCHASED (Cost $505,325)				380,720

		SHORT-TERM INVESTMENTS - 0.4%
		MONEY MARKET - 0.4%
	179,384	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% +				179,384
		TOTAL SHORT-TERM INVESTMENTS (Cost $179,384)				179,384

		TOTAL INVESTMENTS - 97.4% (Cost $37,296,465)				$40,316,581
		OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				1,070,987
		TOTAL NET ASSETS - 100.0%				$41,387,568

FUTURES CONTRACTS
	Number of Contracts	Open Long Future Contracts	Counterparty	Expiration Date	Notional value at December 31, 2020	Fair Value/Unrealized Appreciation
	126	US 10YR NOTE (CBOT)	RBC	March-21	$17,397,828	$13,293
		Total Future Contracts				$13,293
*	Non-Income producing security.
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
(a)	All or a portion of the security is out on loan at December 31, 2020. Total loaned securities had a fair value of $3,758,823 at December 31, 2020.
(b)	Each contract is equivalent to 100 shares of the underlying common stock.
(b)	Cash collateral held at broker.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Newfound Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,815,876	$-	$-	$26,815,876
Common Stocks	11,953,533	-	-	11,953,533
Partnership Shares	98,958	-	-	98,958
Call Options Purchase	563,810	324,300	-	888,110
Put Options Purchased	171,280	209,440	-	380,720
Money Market Fund	179,384	-	-	179,384
Long Future Contracts **	13,293	-	-	13,293
Total	$39,796,134	$533,740	$-	$40,329,874

* Refer to the Schedule of Investments for classifications by asset class.
**Net appreciation of futures contracts is reported in the above table.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds' direct fees and expenses.

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Security Loans - The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Option Risk - The Fund is subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended December 31, 2020, the Fund had realized loss of $42,158.

Futures Contracts - A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify a Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

The following is a summary of risk exposure for the Derivative Instrument Type utilized by the fund as of December 31, 2020:

				Total
	Options Purchased - Index			$49,763
	Futures - Interest Rate Risk			13,293
	Total			$63,056

The following is a summary of risk exposure for the realized appreciation (depreciation) of derivative instruments utilized by the fund as of December 31, 2020:

				Total
	Options Purchased - Index			$(42,185)
	Futures - Interest Rate Risk			713,428
	Total			$671,243

The identified cost of investment in securities owned by the fund for federal income tax purposes, and its gross unrealized appreciation at December 31, 2020, were as follows:

	Cost for Federal tax purposes	Unrealized Appreciation:	Unrealized Depreciation:	Net Unrealized Appreciation:
Newfound Risk Managed U.S. Sectors Fund	$37,435,618	3,256,653	(375,690)	2,880,963